Right-of-Use Assets (Tables)	6 Months Ended
Jul. 31, 2019
Right-of-use Assets
Disclosure of Right-of-Use Assets

	Land & Buildings	Plant, furniture, fittings and motor vehicles	Total
	NZ $000’s	NZ $000’s	NZ $000’s
Balance as at 1 February	26,933	542	27,475
Additions to right-of-use-assets	2,481	72	2,553
Depreciation charge for the year	(4,224)	(121)	(4,345)
Balance at 31 July 2019	25,190	493	25,683

Disclosure of Amounts Recognised in Profit or Loss
2019
NZ $000’s
Interest of lease liabilities	857